Accounts Receivable - Trade, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Provision for credit losses	$ 8
Recorded debt write-off amount	$ 24	$ 48	$ 62